Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net revenue	R$ 96,519,284	R$ 105,625,201	R$ 58,543,494
Cost of products sold	(85,160,548)	(73,568,231)	(47,331,414)
Gross profit	11,358,736	32,056,970	11,212,080
Selling, general and distribuition expenses	(5,285,319)	(4,883,264)	(4,076,702)
Other operating income (expenses), net	(1,836,192)	(1,134,803)	(7,187,872)
Operating profit (loss)	4,272,073	26,043,547	(71,892)
Results from equity-accounted investee	34,848	4,644	(19,398)
Reporting segments member
IfrsStatementLineItems [Line Items]
Net revenue	98,334,837	108,404,852	59,433,852
Cost of products sold	(88,251,336)	(76,066,409)	(47,910,490)
Gross profit	10,083,501	32,338,443	11,523,362
Selling, general and distribuition expenses	(3,143,118)	(2,980,891)	(2,629,772)
Other operating income (expenses), net	(1,865,425)	(2,251,483)	(7,529,558)
Operating profit (loss)	5,074,958	27,106,069	1,364,032
Reporting segments member | Brazil [member]
IfrsStatementLineItems [Line Items]
Net revenue	69,079,724	69,494,923	40,794,387
Cost of products sold	(63,195,629)	(49,309,552)	(32,498,003)
Gross profit	5,884,095	20,185,371	8,296,384
Selling, general and distribuition expenses	(1,853,039)	(1,608,185)	(1,471,722)
Other operating income (expenses), net	(1,888,999)	(2,210,601)	(7,082,604)
Operating profit (loss)	2,142,057	16,366,585	(257,942)
Reporting segments member | U s a and europe member
IfrsStatementLineItems [Line Items]
Net revenue	23,421,096	32,403,632	14,638,660
Cost of products sold	(19,986,176)	(23,343,205)	(12,337,486)
Gross profit	3,434,920	9,060,427	2,301,174
Selling, general and distribuition expenses	(838,474)	(900,885)	(721,191)
Other operating income (expenses), net	56,944	(25,580)	(82,695)
Operating profit (loss)	2,653,390	8,133,962	1,497,288
Reporting segments member | Mexico [member]
IfrsStatementLineItems [Line Items]
Net revenue	5,834,017	6,506,297	4,000,805
Cost of products sold	(5,069,531)	(3,413,652)	(3,075,001)
Gross profit	764,486	3,092,645	925,804
Selling, general and distribuition expenses	(451,605)	(471,821)	(436,859)
Other operating income (expenses), net	(33,370)	(15,302)	(364,259)
Operating profit (loss)	279,511	2,605,522	124,686
Other segments member
IfrsStatementLineItems [Line Items]
Net revenue	402,991	363,684	302,374
Cost of products sold	(262,402)	(233,084)	(188,350)
Gross profit	140,589	130,600	114,024
Selling, general and distribuition expenses	82,498	76,830	63,874
Other operating income (expenses), net	5,644	(28,674)	(320)
Operating profit (loss)	263,579	183,400	158,180
Results from equity-accounted investee	34,848	4,644	(19,398)
Corporate unit member
IfrsStatementLineItems [Line Items]
Selling, general and distribuition expenses	(2,196,506)	(1,963,137)	(1,493,479)
Other operating income (expenses), net	19,375	1,161,517	359,071
Operating profit (loss)	(2,177,131)	(801,620)	(1,134,408)
Braskem consolidated before eliminations and reclassifications member
IfrsStatementLineItems [Line Items]
Net revenue	98,737,828	108,768,536	59,736,226
Cost of products sold	(88,513,738)	(76,299,493)	(48,098,840)
Gross profit	10,224,090	32,469,043	11,637,386
Selling, general and distribuition expenses	(5,257,126)	(4,867,198)	(4,059,377)
Other operating income (expenses), net	(1,840,406)	(1,118,640)	(7,170,807)
Operating profit (loss)	3,161,406	26,487,849	387,804
Results from equity-accounted investee	34,848	4,644	(19,398)
Eliminations and reclassifications member
IfrsStatementLineItems [Line Items]
Net revenue	(2,218,544)	(3,143,335)	(1,192,732)
Cost of products sold	3,353,190	2,731,262	767,426
Gross profit	1,134,646	(412,073)	(425,306)
Selling, general and distribuition expenses	(28,193)	(16,066)	(17,325)
Other operating income (expenses), net	4,214	(16,163)	(17,065)
Operating profit (loss)	R$ 1,110,667	R$ (444,302)	R$ (459,696)